Consolidated Statement of Comprehensive Income - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statement of Comprehensive Income
Net income / (loss) for the year	$ 3,500,774	$ (2,931,954)	$ (6,401,490)
Components of Other Comprehensive Income not to be reclassified to profit or loss
Revaluation surplus of property, plant and equipment	818,447	(84,516)	646,265
Income tax	(238,992)	13,170	(159,864)
Net revaluation surplus of property, plant and equipment	579,455	(71,346)	486,401
(Loss) / income from equity instruments at fair value through other comprehensive income		(6,475)	2,182
Income tax		1,944	(655)
Net (loss) / income from equity instruments at fair value through other comprehensive income		(4,531)	1,527
Total Other Comprehensive Income not to be reclassified to profit or loss	579,455	(75,877)	487,928
Components of Other Comprehensive Income to be reclassified to profit or loss
Income from financial instruments at fair value through other comprehensive income	326,200	15,364	24,985
Income tax	(101,962)	(4,610)	(6,991)
Net income from financial instruments at fair value through other comprehensive income	224,238	10,754	17,994
Total other comOther Comprehensive Income to be reclassified to profit or loss	224,238	10,754	17,994
Other Comprehensive (loss) / income	803,693	(65,123)	505,922
Other comprehensive (loss) / income attributable to parent company	802,914	(64,940)	505,396
Other comprehensive (loss) income attributable to non-controlling interest	779	(183)	526
Comprehensive loss	4,304,467	(2,997,077)	(5,895,568)
Comprehensive loss for the year attributable to owners of the parent company	4,302,796	(2,994,141)	(5,836,101)
Comprehensive loss for the year attributable to non-controlling interest	$ 1,671	$ (2,936)	$ (59,467)